OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2013	2012

Prepaid expenses	$5,815	$2,772
Government authorities	1,540	1,284
Short-term lease deposits	282	211
Foreign currency derivative contracts	325	1,702
Grants receivable from the OCS	94	224
Others	162	622

	$8,218	$6,815